BALANCE SHEET COMPONENTS - Schedule of Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid expenses	$ 6,715	$ 7,092
Related party receivables	7,896	18,783
Other current assets	3,423	1,383
Total Prepaid expenses and other current assets	$ 18,034	$ 27,258